SHARE BASED COMPENSATION (Stock Option Activity) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Number of option outstanding
Balance as of January 1, 2012	8,540,384
Granted	160,000
Exercise	(18,000)
Forfeited	(621,330)
Balance as of December 31, 2012	8,061,054
Vested and expected to vest as of December 31, 2012	7,114,422
Vested and exercisable as of December 31, 2012	3,379,206
Weighted-Average Exercise Price
Balance as of January 1, 2012	$ 1.80
Granted	$ 1.42
Exercise	$ 1.42
Forfeited	$ 1.51
Balance as of December 31, 2012	$ 1.81
Vested and expected to vest as of December 31, 2012	$ 1.82
Vested and exercisable as of December 31, 2012	$ 1.87
Weighted-Average Remaining Contractual Term
Balance as of December 31, 2012	4 years 8 months 12 days
Vested and expected to vest as of December 31, 2012	4 years 6 months
Vested and exercisable as of December 31, 2012	3 years 9 months 18 days
Aggregate Intrinsic value
Balance as of December 31, 2012		3,936,172
Vested and expected to vest as of December 31, 2012		3,344,962
Vested and exercisable as of December 31, 2012		1,145,040